Property, plant and equipment - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2017
Ships
Property, plant and equipment
Useful life	20 years
Minimum | Building
Property, plant and equipment
Useful life	15 years
Minimum | Facilities
Property, plant and equipment
Useful life	3 years
Minimum | Equipment
Property, plant and equipment
Useful life	3 years
Minimum | Locomotives
Property, plant and equipment
Useful life	12 years
Minimum | Wagon
Property, plant and equipment
Useful life	30 years
Minimum | Railway equipment
Property, plant and equipment
Useful life	5 years
Minimum | Others
Property, plant and equipment
Useful life	2 years
Maximum | Building
Property, plant and equipment
Useful life	50 years
Maximum | Facilities
Property, plant and equipment
Useful life	50 years
Maximum | Equipment
Property, plant and equipment
Useful life	40 years
Maximum | Locomotives
Property, plant and equipment
Useful life	25 years
Maximum | Wagon
Property, plant and equipment
Useful life	44 years
Maximum | Railway equipment
Property, plant and equipment
Useful life	33 years
Maximum | Others
Property, plant and equipment
Useful life	50 years